Stock-Based Compensation - Summary of Activity for Restricted Stock Awards (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Number of Shares
Shares granted			2,421,345
Weighted Average Grant Date Fair Value
Shares granted, weighted average grant date fair value			$ 11.61
Restricted Stock
Number of Shares
Unvested at beginning of year	6,228,048	6,516,101	6,516,101
Shares granted	3,029,949	2,387,645	2,421,345
Vested	(1,918,654)		(2,180,891)
Canceled	(59,260)		(528,507)
Unvested at end of year	7,280,083		6,228,048
Weighted Average Grant Date Fair Value
Unvested at beginning of year	$ 12.43	$ 13.31	$ 13.31
Shares granted, weighted average grant date fair value	11.15	$ 11.64	11.61
Vested	13.21		14.06
Canceled	11.65		12.88
Unvested at end of year	$ 11.70		$ 12.43